Consolidated Statements of Cash Flows - JPY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Cash flows from operating activities:
Net income	¥ 369,155	¥ 45,821	¥ 323,605	¥ 354,025
Depreciation and amortization	50,249	43,354	87,027	81,641
Amortization of debt issuance costs	34,665	22,447	40,787	17,486
Deferred income taxes	95,736	10,884	76,049	117,730
Changes in operating assets and liabilities:
Decrease (increase) in trade notes and accounts receivable, net	51,518	(52,015)	(43,872)	(45,176)
(Decrease (increase) in inventories	1,339,815	(2,328,160)	(2,944,684)	(2,907,401)
Decrease in consumption taxes receivable	22,899	276,402	239,859	(268,119)
Increase (decrease) in accounts payables	943	(228,515)	(194,318)	(502,185)
(Decrease) increase in accrued expenses	(100,303)	64,944	105,822	14,168
Increase (decrease) in income taxes payable	42,200	(93,743)	(48,438)	52,003
(Decrease) increase in contract liabilities	(59,719)	85,823	207,881	(569,033)
Increase (decrease) in deposits received	12,060	(12,712)	(11,878)	32,968
Other, net	33,941	(1,456)	78,887	(33,423)
Net cash flows provided by (used in) operating activities	1,893,159	(2,166,926)	(2,083,273)	(3,655,316)
Cash flows from investing activities:
Purchase of short-term investments	(118,000)		(13,800)	(60,001)
Proceeds from sales of short-term investments	73,800		50,000	128,050
Purchases of property, plant and equipment, net	(32,745)	(14,686)	(42,145)	(24,979)
Purchases of software	(15,963)	(3,186)	(3,186)	(6,779)
Purchases of investment securities	(270,000)	(800)	(800)	(20,034)
Purchases of investments in capital	(1,220)	(3,600)
Other, net	(77)	46	(3,607)	1,594
Net cash flows (used in) investing activities	(364,205)	(22,226)	(13,538)	17,851
Cash flows from financing activities:
Increase (decrease) in short-term borrowings, net	127,254	(334,558)	(283,069)	857,179
Borrowings from long-term loans	4,633,208	5,239,308	9,687,048	7,656,000
Repayments for long-term loans	(6,728,724)	(2,298,134)	(6,628,349)	(5,224,864)
Proceeds from issuance of bonds				100,000
Redemption of bonds	(24,640)	(24,659)	(49,309)	(59,954)
Payments for finance leases	(4,148)	(3,885)	(7,505)	(5,277)
Payment for debt issuance costs	(15,304)	(44,941)	(78,844)	(48,512)
Proceeds from issuance of shares		100,001	270,002
Proceeds from sale of treasury shares				301,539
Payments of listing expenses	(100,180)
Net cash flows (used in) provided by financing activities	(2,112,534)	2,633,132	2,909,974	3,576,111
Effect of exchange rate changes on cash, cash equivalents and restricted cash	2,830	7,754	(7,273)	3,590
Net increase (decrease) in cash and cash equivalents	(580,750)	451,734	805,890	(57,764)
Cash and cash equivalents at the beginning of period	1,218,241	412,351	412,351	470,115
Cash and cash equivalents at the end of period	637,491	864,085	1,218,241	412,351
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest	255,293	194,918	497,731	391,364
Cash paid for taxes	67,666	114,414	¥ 179,888	¥ 87,905
Cash refund for taxes	¥ 3,348	¥ 28,908